Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 10,204	$ 250,352	$ 174,284	$ 456,993
Australia, Curragh
Total	7,197	250,352	195,749	453,298
Australia
Total	7,197	$ 250,352	195,749	453,298
United States, Buchanan
Total	1,095		231	1,326
United States, Logan
Total	1,754		458	2,211
United States
Total	$ 3,007		$ 688	$ 3,695